Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Morningstar Funds Trust
Prospectus Date	rr_ProspectusDate	Aug. 06, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED MAY 14, 2020

TO THE PROSPECTUS

DATED AUGUST 6, 2019

AS AMENDED ON JANUARY 31, 2020

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar U.S. Equity Fund

Morningstar International Equity Fund

(each, a “Fund,” and collectively, the “Funds”)

This supplement provides additional information to the Funds’ Prospectus dated August 6, 2019, as amended January 31, 2020, and should be read in conjunction with such Prospectus.

Use of Exchange Traded Funds (“ETFs”) and Mutual Funds

1.	The following sentence is hereby added before the last sentence of the first paragraph of the “Principal Investment Strategies” section of the Summary Section of the Prospectus for each Fund:

To meet its objective, the Fund may invest in investment companies such as mutual funds and exchange traded funds (ETFs), which could represent a significant percentage of assets.

Morningstar U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED MAY 14, 2020

TO THE PROSPECTUS

DATED AUGUST 6, 2019

AS AMENDED ON JANUARY 31, 2020

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar U.S. Equity Fund

(each, a “Fund,” and collectively, the “Funds”)

This supplement provides additional information to the Funds’ Prospectus dated August 6, 2019, as amended January 31, 2020, and should be read in conjunction with such Prospectus.

Use of Exchange Traded Funds (“ETFs”) and Mutual Funds

1.	The following sentence is hereby added before the last sentence of the first paragraph of the “Principal Investment Strategies” section of the Summary Section of the Prospectus for each Fund:

To meet its objective, the Fund may invest in investment companies such as mutual funds and exchange traded funds (ETFs), which could represent a significant percentage of assets.

Morningstar International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED MAY 14, 2020

TO THE PROSPECTUS

DATED AUGUST 6, 2019

AS AMENDED ON JANUARY 31, 2020

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar International Equity Fund

(each, a “Fund,” and collectively, the “Funds”)

This supplement provides additional information to the Funds’ Prospectus dated August 6, 2019, as amended January 31, 2020, and should be read in conjunction with such Prospectus.

Use of Exchange Traded Funds (“ETFs”) and Mutual Funds

1.	The following sentence is hereby added before the last sentence of the first paragraph of the “Principal Investment Strategies” section of the Summary Section of the Prospectus for each Fund:

To meet its objective, the Fund may invest in investment companies such as mutual funds and exchange traded funds (ETFs), which could represent a significant percentage of assets.